SEGMENT INFORMATION - Assets and Other Items (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Information
Number of business segments to which assets are assigned when ownership is shared between several segments | segment	1
Assets	$ 125,356	$ 117,470	$ 110,495
Interest expense	615	630	468
Business Segments
Segment Information
Assets	103,155	98,534	91,999
Depreciation/amortization of intangibles	4,190	4,248	3,610
Capital expenditures/investments in intangibles	3,265	3,764	3,830
Interest income	1,527	1,547	1,720
Interest expense	381	371	469
Business Segments | Cognitive Solutions
Segment Information
Assets	24,829	25,517	20,017
Depreciation/amortization of intangibles	1,121	1,228	921
Capital expenditures/investments in intangibles	373	495	448
Business Segments | Global Business Services
Segment Information
Assets	8,713	8,628	8,327
Depreciation/amortization of intangibles	101	104	81
Capital expenditures/investments in intangibles	50	55	86
Business Segments | Technology Services & Cloud Platforms
Segment Information
Assets	24,619	24,085	23,530
Depreciation/amortization of intangibles	2,359	2,224	1,944
Capital expenditures/investments in intangibles	2,290	2,382	2,619
Business Segments | Systems
Segment Information
Assets	3,898	3,812	3,967
Depreciation/amortization of intangibles	341	375	321
Capital expenditures/investments in intangibles	189	453	321
Business Segments | Global Financing
Segment Information
Assets	41,096	36,492	36,157
Depreciation/amortization of intangibles	267	317	343
Capital expenditures/investments in intangibles	364	380	356
Interest income	1,527	1,547	1,720
Interest expense	$ 381	$ 371	$ 469